Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
The Company measures its financial assets and liabilities at fair value at each reporting period using a fair value hierarchy that requires that the Company maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:
Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Include other inputs that are directly or indirectly observable in the marketplace.
Level 3—Unobservable inputs that are supported by little or no market activity.
The fair value of marketable securities included in the Level 2 category is based on observable inputs, such as quoted prices for similar assets at the measurement date; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly. These values were obtained from a third-party pricing service and were evaluated using pricing models that vary by asset class and may incorporate available trade, bid and other market information and price quotes from well-established third party pricing vendors and broker-dealers. There have been no changes in valuation techniques in the periods presented. The Company has no financial assets or liabilities measured using Level 3 inputs. There were no significant transfers between Levels 1 and 2 assets as of September 30, 2016 and December 31, 2015. The following tables present information about the Company’s assets that are measured at fair value on a recurring basis using the above input categories (in thousands):

	Level 1	Level 2	Total
September 30, 2016
Cash equivalents:
Money market mutual funds	$32,468	$—	$32,468
Marketable securities:
U.S. agency obligations	—	34,505	34,505
U.S. treasury securities	—	26,821	26,821
	$32,468	$61,326	$93,794

	Level 1	Level 2	Total
December 31, 2015
Cash equivalents:
Money market mutual funds	$1,038	$—	$1,038
U.S. agency obligations	—	3,000	3,000
Marketable securities:
U.S. agency obligations	—	80,715	80,715
U.S. treasury securities	—	33,893	33,893
	$1,038	$117,608	$118,646

Gross unrealized gains and losses for cash equivalents and marketable securities as of September 30, 2016 and December 31, 2015 were not material. The Company does not believe the unrealized losses represent other-than-temporary impairments based on the Company’s evaluation of available evidence as of September 30, 2016 and December 31, 2015.
There were no realized gains or losses during the nine months ended September 30, 2016. All of the Company’s marketable securities at September 30, 2016 mature within one year. As of December 31, 2015, those securities with maturities greater than one year are reflected in the noncurrent portion of the Company’s condensed consolidated balance sheets. Marketable securities on the balance sheets consist of securities with original or remaining maturities at the time of purchase of greater than three months, and the remainder of the securities is reflected in cash and cash equivalents.

Fair Value Measurements
We measure our financial assets and liabilities at fair value at each reporting period using a fair value hierarchy that requires that we maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:
Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Include other inputs that are directly or indirectly observable in the marketplace.
Level 3—Unobservable inputs that are supported by little or no market activity.
The fair value of marketable securities included in the Level 2 category is based on observable inputs, such as quoted prices for similar assets at the measurement date; quoted prices in markets that are not active; or other inputs that are observable, either directly or indirectly. These values were obtained from a third-party pricing service and were evaluated using pricing models that vary by asset class and may incorporate available trade, bid and other market information and price quotes from well-established third party pricing vendors and broker-dealers. There have been no changes in valuation techniques in the periods presented. We have no financial assets or liabilities measured using Level 3 inputs. There were no significant transfers between Levels 1 and 2 assets as of December 31, 2015 and December 31, 2014. The following tables present information about our assets that are measured at fair value on a recurring basis using the above input categories (in thousands):

	Level 1	Level 2	Total
December 31, 2015
Cash equivalents:
Money market mutual funds	$1,038	$—	$1,038
U.S. agency obligations	—	3,000	3,000
Marketable securities:
U.S. agency obligations	—	80,715	80,715
U.S. treasury securities	—	33,893	33,893
	$1,038	$117,608	$118,646

	Level 1	Level 2	Total
December 31, 2014
Cash equivalents:
Money market mutual funds	$1,919	$—	$1,919
U.S. agency obligations	—	1,561	1,561
Marketable securities:
U.S. agency obligations	—	175,696	175,696
U.S. treasury securities	—	5,581	5,581
	$1,919	$182,838	$184,757

Gross unrealized gains and losses for cash equivalents and marketable securities as of December 31, 2015 and December 31, 2014 were not material. We do not believe the unrealized losses represent other-than-temporary impairments based on our evaluation of available evidence as of December 31, 2015.
There were no realized gains or losses for the years ended December 31, 2015 and 2014. As of December 31, 2015 and 2014 those securities with maturities at the time of purchase of greater than one year are reflected in the noncurrent portion of our consolidated balance sheets. Marketable securities on the balance sheets consist of securities with original or remaining maturities at the time of purchase of greater than three months, and the remainder of the securities is reflected in cash and cash equivalents. As of December 31, 2015, all of our marketable securities mature within one to five years.